Consolidated Statement Of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 425,220	€ 387,847
Property, plant and equipment	111,474	244,127
Right-of-use assets	370,470	351,646
Investments at equity method	22,447	21,360
Deferred tax assets	108,210	71,901
Investment property	0	49,754
Other non-current financial assets	35,372	49,263
Total non-current assets	1,073,193	1,175,898
Current assets
Inventories	338,475	321,471
Trade receivables	160,360	138,829
Derivative financial instruments	1,786	11,848
Tax receivables	14,966	15,611
Other current financial assets	340,380	350,163
Other current assets	68,773	66,718
Cash and cash equivalents	459,791	317,291
Total	1,384,531	1,221,931
Assets held for sale	0	17,225
Total current assets	1,384,531	1,239,156
Total assets	2,457,724	2,415,054
Liabilities and Equity
Share capital	5,939	4,300
Retained earnings	498,592	893,236
Other reserves	96,679	(295,772)
Equity attributable to shareholders of the Parent Company	601,210	601,764
Equity attributable to non-controlling interest	43,094	43,270
Total equity	644,304	645,034
Non-current liabilities
Non-current borrowings	471,646	558,722
Other non-current financial liabilities	167,387	220,968
Non-current lease liabilities	331,409	314,845
Non-current provisions for risks and charges	44,555	39,956
Employee benefits	42,263	29,347
Deferred tax liabilities	53,844	70,728
Total non-current liabilities	1,111,104	1,234,566
Current liabilities
Current borrowings	157,292	106,029
Other current financial liabilities	33,984	0
Current lease liabilities	106,643	92,842
Derivative financial instruments	14,138	13,192
Current provisions for risks and charges	14,093	8,325
Trade payables and customer advances	223,037	188,342
Tax liabilities	28,773	33,362
Other current liabilities	124,356	76,637
Total	702,316	518,729
Liabilities held for sale	0	16,725
Total current liabilities	702,316	535,454
Total equity and liabilities	€ 2,457,724	€ 2,415,054